Share based payments - Stock options Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Total share based payment expense | $	$ 52	$ 55
Non-executive director | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Executive directors | Stock options | January 1, 2026 Grants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share based compensation award tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.3333
Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.0278